STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)		Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Total Equity
Stockholders' Equity at May. 31, 2007			$ 0	$ 0	$ 0	$ 0
Shares, Outstanding at May. 31, 2007			0	0	0	0
Stock Issued During Period to Directors, Value, New Issues			40,000	(35,000)	0	5,000
Stock Issued During Period to Directors, Shares, New Issues			400,000,000
Stock Issued During Period, Value, New Issues			11,042	44,166	0	55,208
Stock Issued During Period, Shares, New Issues			110,416,000
Net Income (Loss)			0	0	(85)	(85)
Stockholders' Equity at May. 31, 2008			51,042	9,166	(85)	60,123
Shares, Outstanding at May. 31, 2008	[1]		510,416,000
Net Income (Loss)			0	0	(50,170)	(50,170)
Stockholders' Equity at May. 31, 2009			51,042	9,166	(50,255)	9,953
Shares, Outstanding at May. 31, 2009	[1]		510,416,000
Net Income (Loss)			0	0	(50,744)	(50,744)
Stockholders' Equity at May. 31, 2010			51,042	9,166	(100,999)	(40,791)
Shares, Outstanding at May. 31, 2010	[1]		510,416,000
Stock Issued During Period to Directors, Value, New Issues			8	9,243	0	9,250
Stock Issued During Period to Directors, Shares, New Issues			75,000
For purchase of Accounts Receivable, value			126	62,824	0	62,950
For purchase of Accounts Receivable, shares			1,259,000
Stock Issued During Period, Value, New Issues			74	36,976	0	37,050
Stock Issued During Period, Shares, New Issues			741,000
Common stock issued to Consultant, Value, New Issues			1	1,099	0	1,100
Common stock issued to Consultant, Shares, New Issues			10,000
Stock Repurchased and Retired During Period, Value			(20,000)	(105,000)	0	(125,000)
Stock Repurchased and Retired During Period, Shares			(200,000,000)
Net Income (Loss)			0	0	(614,592)	(614,592)
Stockholders' Equity at May. 31, 2011			31,250	14,308	(715,592)	(670,034)
Shares, Outstanding at May. 31, 2011	[1]		312,501,000
Stock Issued During Period to Directors, Value, New Issues			14	7,373	0	7,387
Stock Issued During Period to Directors, Shares, New Issues			142,500
Common stock issued to Consultant, Value, New Issues			1,800	898,200	0	900,000
Common stock issued to Consultant, Shares, New Issues			18,000,000
Net Income (Loss)			0	0	(985,517)	(985,517)
Stockholders' Equity at May. 31, 2012			33,064	919,881	(1,701,109)	(748,164)
Shares, Outstanding at May. 31, 2012	[1]		330,643,500
Stock Issued During Period to Directors, Value, New Issues			21	5,409	0	5,430
Stock Issued During Period to Directors, Shares, New Issues			211,129
Stock Issued During Period for Assets, Value, New Issues			1,170	583,830	0	585,000
Stock Issued During Period for Assets, Shares, New Issues			11,700,000
Common stock issued to Consultant, Value, New Issues			4,028	1,845,972	0	1,850,000
Common stock issued to Consultant, Shares, New Issues			40,281,633
Common stock issued to Lender, Value, New Issues			117	11,369	0	11,486
Common stock issued to Lender, Shares, New Issues			1,165,839
Common stock issued due to CPN, Value, New Issues			1,946	28,675	0	30,621
Common stock issued due to CPN, Shares, New Issues			19,458,139
Common stock cancelled to Consultant, Value, New Issues			(1,800)	(898,200)	0	(900,000)
Common stock cancelled to Consultant, Shares, New Issues	[2]		(18,000,000)
Discount on CPN's			0	379,486	0	379,486
Net Income (Loss)			0	0	(1,752,790)	(1,752,790)
Stockholders' Equity at May. 31, 2013			38,546	2,876,422	(3,453,899)	(538,931)
Shares, Outstanding at May. 31, 2013	[1]		385,460,240
Common stock issued to Lender, Value, New Issues			136	1,364	0	1,500
Common stock issued to Lender, Shares, New Issues			1,363,636
Common stock issued due to CPN, Value, New Issues			12,831	101,519	0	114,350
Common stock issued due to CPN, Shares, New Issues			128,305,789
Discount on CPN's			55,109	55,109
Net Income (Loss)		(438,927)	(438,927)	(438,927)
Stockholders' Equity at Aug. 31, 2013			$ 51,513	$ 3,034,414	$ (3,892,826)	$ (806,899)
Shares, Outstanding at Aug. 31, 2013	[1]		515,129,665

[1]	Note 1 - The number of issued and outstanding shares of common stock has been adjusted to reflect an 80:1 forward split effective August 3, 2010
[2]	Note 2 - Refer to NOTE 3 of the Notes to Financial Statements